Subsequent Events (Details) $ / shares in Units, $ in Thousands								12 Months Ended			13 Months Ended
	Apr. 16, 2026 USD ($)	Mar. 16, 2026 USD ($) Intallment $ / shares	Mar. 02, 2026 USD ($) Vessel Contract t	Jan. 14, 2026 USD ($)	Jan. 13, 2026 USD ($)	Oct. 07, 2025 t	Jul. 17, 2025 USD ($)	Dec. 31, 2025 USD ($) Contract Vessel t $ / shares	Dec. 31, 2024 USD ($) Contract $ / shares	Dec. 31, 2023 USD ($) $ / shares	Apr. 30, 2024 USD ($) Contract t	Apr. 14, 2026 USD ($)	Feb. 17, 2026 USD ($)	Jul. 02, 2025 USD ($)
Subsequent Events [Abstract]
Number of shipbuilding contracts signed | Contract								2	4
Number of hulls being constructed | Vessel								2
Payment of dividends on preferred shares								$ 1,831	$ 1,833	$ 1,889
Series B Preferred Stock [Member]
Subsequent Events [Abstract]
Payment of dividends on preferred shares								$ 51	$ 52	$ 55
Dividends paid per share (in dollars per share) | $ / shares								$ 1	$ 1	$ 0.75
Series C Preferred Stock [Member]
Subsequent Events [Abstract]
Payment of dividends on preferred shares								$ 1,780	$ 1,781	$ 1,834
Dividends paid per share (in dollars per share) | $ / shares								$ 1.25	$ 1.25	$ 1.25
Series C Preferred Stock [Member] | Mango [Member] | Related Party [Member]
Subsequent Events [Abstract]
Payment of dividends on preferred shares								$ 1,643	$ 1,643	$ 1,643
Hull 1597/ P. Marseille [Member]
Subsequent Events [Abstract]
Hull delivery date								January 14, 2026
P. Sophia [Member]
Subsequent Events [Abstract]
DWT | t								105,071
Expected hull delivery date								mid-2026
Suezmax Tankers [Member]
Subsequent Events [Abstract]
DWT | t						157,286
Hull 1627 [Member]
Subsequent Events [Abstract]
Expected hull delivery date								October 2028
Hull 1628 [Member]
Subsequent Events [Abstract]
Expected hull delivery date								May 2029
Hull 1624 [Member]
Subsequent Events [Abstract]
Expected hull delivery date								first quarter 2027
P. Aliki [Member]
Subsequent Events [Abstract]
DWT | t								105,304
Shipbuilding Construction Contracts [Member]
Subsequent Events [Abstract]
Number of shipbuilding contracts signed | Contract											4
Shipbuilding Construction Contracts [Member] | Hull 1597/ P. Marseille [Member]
Subsequent Events [Abstract]
Gross contract price											$ 64,845
DWT | t											114,000
Shipbuilding Construction Contracts [Member] | Hull 1624 [Member]
Subsequent Events [Abstract]
Gross contract price											$ 56,533
DWT | t											75,000
Bond Offering [Member]
Subsequent Events [Abstract]
Face amount														$ 100,000
Interest rate														9.875%
Net proceeds received							$ 94,748
Frequency of loan repayments								semi-annually
Subsequent Event [Member] | Mango [Member]
Subsequent Events [Abstract]
Payment of dividends on preferred shares		$ 411
Subsequent Event [Member] | Series B Preferred Stock [Member]
Subsequent Events [Abstract]
Payment of dividends on preferred shares		$ 13
Dividends paid per share (in dollars per share) | $ / shares		$ 0.25
Subsequent Event [Member] | Series C Preferred Stock [Member]
Subsequent Events [Abstract]
Payment of dividends on preferred shares		$ 445
Dividends paid per share (in dollars per share) | $ / shares		$ 0.3125
Subsequent Event [Member] | Hull 1597/ P. Marseille [Member]
Subsequent Events [Abstract]
Gross contract price				$ 45,000
Subsequent Event [Member] | P. Sophia [Member]
Subsequent Events [Abstract]
Sales price of vessel													$ 35,650
Subsequent Event [Member] | Hull 1624 [Member]
Subsequent Events [Abstract]
Bareboat financing amount		$ 37,800
Term of charter		10 years
Number of installment payments | Intallment		120
Frequency of loan repayments		monthly
Installment payment		$ 5,451
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]		Term SOFR [Member]
Variable rate		2.00%
Balloon payment		$ 18,072
Subsequent Event [Member] | P. Aliki [Member]
Subsequent Events [Abstract]
Sales price of vessel												$ 42,650
Subsequent Event [Member] | Shipbuilding Construction Contracts [Member] | Suezmax Tankers [Member]
Subsequent Events [Abstract]
Gross contract price			$ 81,500
DWT | t			158,000
Number of shipbuilding contracts signed | Contract			2
Number of hulls being constructed | Vessel			2
Vessel purchase price paid	$ 12,225
Percentage of vessel purchase price paid	15.00%
Purchase price percentage of vessel payable upon steel cutting milestone			10.00%
Purchase price percentage of vessel payable upon keel laying milestone			10.00%
Purchase price percentage of vessel payable upon launch of vessel milestone			10.00%
Purchase price percentage of vessel payable upon delivery			55.00%
Subsequent Event [Member] | Bond Offering [Member]
Subsequent Events [Abstract]
Face amount					$ 50,000
Interest rate					9.875%
Premium rate					103.00%
Net proceeds received					$ 50,724
Debt outstanding					$ 150,000
Debt instrument, offering date					Apr. 01, 2026